CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents (Note 4)	$ 67,961,106	$ 147,646,353
Marketable equity securities (Note 5)	187,073	287,638
Income tax receivable	6,450,384	6,450,384
Deposits, advances and other	1,537,935	1,608,698
Total current assets	76,136,498	155,993,073
Property, plant and equipment, net (Note 6)	12,598,193	12,660,273
Right of use asset (Note 2)	293,524	0
Total assets	89,028,215	168,653,346
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	2,779,985	712,520
Lease liability (Note 2)	82,009	0
Total current liabilities	2,861,994	712,520
Lease liability (Note 2)	213,556	0
Total liabilities	3,075,550	712,520
SHAREHOLDERS' EQUITY
Common shares (Note 11)	302,469,647	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,721,850
Accumulated deficit	(257,895,247)	(251,416,280)
Total shareholders' equity	85,952,665	167,940,826
Total liabilities and shareholders' equity	$ 89,028,215	$ 168,653,346